FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:   March 31, 2007

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                              Name: Philip C. Timon

         Address:  1515 Market Street, Suite 2000, Philadelphia, PA 19102
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                         Form 13F File Number: 028-11895
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Philip C. Timon
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Title:   Investment Manager
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Phone:   215-563-8600
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Signature, Place, and Date of Signing:

/s/ Philip C. Timon                   Philadelphia, PA            05/15/2007
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   16
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Form 13F Information Table Value Total:   $ 486,638 (thousands)
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List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                                 March 31, 2007


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    Column 1                    Column 2        Column 3      Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class          CUSIP         (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
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
ACUSPHERE INC                     COM             00511R870   $ 9,164    3,320,375  SH        SOLE                3,320,375
ALTERA CORP                       COM             021441100   $11,508      575,700  SH        SOLE                  575,700
BEACON ROOFING SUPPLY INC         COM             073685109   $ 4,920      304,089  SH        SOLE                  304,089
BUILD A BEAR WORKSHOP INC         COM             120076104   $72,567    2,641,700  SH        SOLE                2,641,700
CORPORATE EXECUTIVE BRD CO        COM             21988R102   $21,543      283,612  SH        SOLE                  283,612
FORWARD AIR CORP                  COM             349853101   $28,232      858,648  SH        SOLE                  858,648
GENTEX CORP                       COM             371901109   $76,697    4,719,821  SH        SOLE                4,719,821
GILDAN ACTIVEWEAR INC             COM             375916103   $   589       10,000  SH        SOLE                   10,000
INTERNATIONAL RECTIFIER CORP      COM             460254105   $90,203    2,360,729  SH        SOLE                2,360,729
KIRKLANDS INC                     COM             497498105   $14,057    2,828,294  SH        SOLE                2,828,294
LCA-VISION INC                    COM PAR $.001   501803308   $26,122      634,177  SH        SOLE                  634,177
MICREL INC                        COM             594793101   $21,561    1,956,551  SH        SOLE                1,956,551
SANDERS MORRIS HARRIS GROUP INC   COM             80000Q104   $19,247    1,807,192  SH        SOLE                1,807,192
TNS INC                           COM             872960109   $56,631    3,519,650  SH        SOLE                3,519,650
UNIVERSAL TECHNICAL INST INC      COM             913915104   $ 5,928      256,837  SH        SOLE                  256,837
VISTACARE INC                     CL A            92839Y109   $27,669    3,180,303  SH        SOLE                3,180,303